Other Operating Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Data processing	$ 1,164,000	$ 999,000	$ 1,053,000
Professional fees	1,471,000	785,000	907,000
Ohio Financial Institution tax	523,000	285,000	453,000
Advertising	1,062,000	605,000	484,000
ATM processing and other fees	611,000	570,000	438,000
Amortization of core deposit intangible asset	133,000	137,000	137,000
Postage	43,000	40,000	43,000
Stationery and supplies	178,000	105,000	99,000
FDIC assessment	185,000	269,000	358,000
Loan closing fees	421,000	290,000	191,000
Other real estate owned	36,000	46,000	354,000
Deposit losses & recoveries	72,000	27,000	36,000
Other	1,599,000	1,780,000	1,715,000
Total other operating expenses	7,498,000	5,938,000	$ 6,268,000
Ohio State Bancshares, Inc. [Member]
Business Acquisition [Line Items]
Total other operating expenses		$ 65,000
Benchmark [Member]
Business Acquisition [Line Items]
Total other operating expenses	$ 1,271,000